Material Related Party Transactions (Details)	1 Months Ended	12 Months Ended
	May 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Amount of interest expense generated from borrowings			¥ 610,405	¥ 8,714,000
Total interest expense		¥ 1,309,835,699	1,943,059,522	¥ 1,409,905,685
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Interest rate				0.02%
Loan agreement as lender				¥ 5,010,800
Fanhua Inc and Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Percentage of equity interests owns of CISG Holdings Limited		100.00%
Fanhua Inc and Its Subsidiaries [Member] | Revolving Loan Agreement [Member]
Related Party Transaction [Line Items]
Loan granted						¥ 317,990,000
Interest rate						7.30%	7.30%
Principal amount of revolving loan outstanding
Principals and interests payable					¥ 32,494,914
Fanhua Inc and Its Subsidiaries [Member] | Revolving Loan Agreement [Member] | USD [Member]
Related Party Transaction [Line Items]
Loan granted | $							$ 50,000,000
Fanhua Inc and Its Subsidiaries [Member] | Short-term Debt [Member]
Related Party Transaction [Line Items]
Loan granted				¥ 460,000,000
Interest rate				7.30%
Amount of interest expense generated from borrowings				¥ 8,714,000
Jinghua Structure Fund Twenty Seven [Member] | Fanhua Inc and Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Valid term of contract	10 years
Senior units	¥ 115,000,000
Intermediate units	23,000,000
Subordinated units	¥ 15,350,000
Total interest expense			¥ 6,308,306